AB Intermediate Municipal Portfolios [Member] Annual Fund Operating Expenses - AB Intermediate Municipal Portfolios - Diversified Municipal Portfolio	Sep. 30, 2025
AB Intermediate Diversified Municipal Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.25%
Component2 Other Expenses	0.03%
Component3 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.67%
AB Intermediate Diversified Municipal Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	1.00%
Component2 Other Expenses	0.03%
Component3 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.42%
Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.03%
Component3 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.42%
AB Intermediate Diversified Municipal Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.02%
Component3 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.40%